Document and Entity Information	Jul. 25, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 25, 2024
Current Fiscal Year End Date	--01-30
Entity File Number	000-20969
Entity Registrant Name	HIBBETT INC
Entity Central Index Key	0001017480
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	20-8159608
Entity Address, Address Line One	2700 Milan Court
Entity Address, City or Town	Birmingham
Entity Address, State or Province	AL
Entity Address, Postal Zip Code	35211
City Area Code	205
Local Phone Number	942-4292
Title of 12(b) Security	Common Stock, $0.01 Par Value Per Share
Trading Symbol	HIBB
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false